INTANGIBLE ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 102,016,000	$ 86,721,000
Impairment loss recognized in profit or loss	80,000	83,000	$ 720,000
Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	32,227,000	18,537,000
Impairment loss recognized in profit or loss	$ 0	$ 83,000	$ 720,000